UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D/A
                         Amendment No. 1

                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 November 2, 2008 to December 1, 2008

 Commission File Number of issuing entity: 333-139693-26

 Lehman Mortgage Trust 2008-4
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-139693

 Structured Asset Securities Corporation
 (Exact name of depositor as specified in its charter)

 Lehman Brothers Holdings Inc.
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 Not Applicable
 (I.R.S. Employer Identification No.)

 1271 Avenue of the Americas
 New York, NY                                                      10020
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (646) 333-4027
 (Telephone number, including area code)

 745 Seventh Avenue
 New York, NY 10019
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  A1                                   _____    _____     __X___   ____________
  A2                                   _____    _____     __X___   ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____


 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On December 26, 2008, a distribution was made to holders of the certificates issued by Lehman Mortgage Trust 2008-4.

 The distribution report is attached as an Exhibit to this Form 10-D/A. Please see Item 9(b), Exhibit 99.1 for the related information.

Part II - OTHER INFORMATION

  Item 8. Other Information.

The assessment of compliance with the servicing criteria to be filed on Form 10K for the year 2008 include the following exceptions:

The Report on Assessment of Compliance with Servicing Criteria for 2008 prepared by Bank of America, National Association ("Bank of America"), as successor by merger to LaSalle Bank National Association, and attached to this Report on Form 10-K describes in Appendix B thereto the following material instance of noncompliance related to investor reporting:

"1122(d)(3)(i)(A) and (B) - During the Reporting Period, certain monthly investor or remittance reports were not prepared in accordance with the terms set forth in the transaction agreements and certain investor reports did not provide the information calculated in accordance with the terms specified in the transaction agreements for which certain individual errors may or may not have been material."

The conclusion that the investor reporting errors amounted to a material instance of noncompliance was based primarily on the aggregate number of errors as opposed to the materiality of any one error. Appropriate measures have been taken to minimize the risk of such errors.

With respect to the specific pool assets and asset-backed securities related to the investor reporting errors, we do not believe the errors had any material impact or effect on pool asset performance, servicing of the pool assets or payments.

Countrywide Home Loans Servicing LP has identified certain instances of noncompliance with the following servicing criteria during the Reporting Period of the Platform:

1122(d)(4)(vi): Countrywide Home Loans Servicing LP notes that in some instances changes with respect to the terms or status of an obligor's loan were made without the clear consent of the trustee.

We do not believe that this instance of non-compliance materially affects the issuing entity, as trustee consent is not required in the related servicing agreement for the Underlying Transaction.

1122(d)(4)(vii): Countrywide Home Loans Servicing LP notes that certain loss mitigation or recovery actions were not initiated, conducted or concluded in accordance with the required timeframes established under the transaction agreements.

1122(d)(4)(vii): Countrywide Home Loans Servicing LP is implementing more objective review criteria for delinquent loans to ensure appropriate contact, loss mitigation efforts and timely referral for foreclosure, second level reviews by its internal audit group and additional reporting to management to ensure that loss mitigation efforts and referral for foreclosure are performed within objectively defined deadlines.

The Report on Assessment of Compliance with Servicing Criteria for 2008 prepared by Deutsche Bank National Trust Company ("DB"), and attached to this Report on Form 10-K describes the following material instance of noncompliance:

For servicing criterion 1122(d)(1)(i), policies and procedures were not instituted to monitor certain events of default in that notification of the event of default was not provided to the certificateholders within the timeframe required by the transaction agreements.

In this transaction, DB served as custodian. Please note that the material instance of noncompliance disclosed on DB's Report on Assessment of Compliance with Servicing Criteria for 2008 is not related to any of DB's duties as custodian.



 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

       (99.1) Monthly report distributed to holders of the certificates issued by Lehman Mortgage Trust 2008-4, relating to the December 26, 2008 distribution.


       (99.2) Monthly report distributed to holders of the certificates issued by Lehman Mortgage Trust 2006-9, relating to the December 26, 2008 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Structured Asset Securities Corporation

 (Depositor)

By: /s/ Gerald Pietroforte
Name: Gerald Pietroforte
Title: Vice President


 Date: April 9, 2009


EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of the certificates issued by Lehman Mortgage Trust 2008-4, relating to the December 26, 2008 distribution.

 EX-99.2 Monthly report distributed to holders of the certificates issued by Lehman Mortgage Trust 2006-9, relating to the December 26, 2008 distribution.